UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05448

TOTAL RETURN VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2011

Total Return Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 60.4%
Aerospace - 4.4%
Honeywell International, Inc.	11,360	$678,306
Lockheed Martin Corp.	21,250	1,708,500
Northrop Grumman Corp.	5,780	362,464
Precision Castparts Corp.	1,200	176,616
United Technologies Corp.	16,910	1,431,432

		$4,357,318

Alcoholic Beverages - 0.8%
Diageo PLC	33,219	$631,485
Heineken N.V.	2,838	155,069

		$786,554

Apparel Manufacturers - 0.1%
NIKE, Inc., “B”	1,710	$129,447

Automotive - 0.5%
General Motors Co. (a)	3,930	$121,948
Johnson Controls, Inc.	9,800	407,386

		$529,334

Broadcasting - 2.0%
Omnicom Group, Inc.	11,450	$561,737
Viacom, Inc., “B”	12,280	571,266
Walt Disney Co.	19,370	834,653

		$1,967,656

Brokerage & Asset Managers - 0.7%
Blackrock, Inc.	906	$182,115
Charles Schwab Corp.	9,580	172,727
Deutsche Boerse AG	1,682	127,649
Franklin Resources, Inc.	1,990	248,909

		$731,400

Business Services - 1.1%
Accenture Ltd., “A”	13,660	$750,890
Dun & Bradstreet Corp.	2,110	169,306
Western Union Co.	9,100	189,007

		$1,109,203

Cable TV - 0.3%
Comcast Corp., “Special A”	13,830	$321,133

Chemicals - 2.0%
3M Co.	8,780	$820,930
Celanese Corp.	1,420	63,005
E.I. du Pont de Nemours & Co.	3,800	208,886
PPG Industries, Inc.	8,940	851,177

		$1,943,998

Computer Software - 1.3%
Check Point Software Technologies
Ltd. (a)	3,200	$163,360
Microsoft Corp.	5,420	137,451
Oracle Corp.	30,210	1,008,108

		$1,308,919

Computer Software - Systems - 1.5%
Hewlett-Packard Co.	13,800	$565,386

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - Systems - continued
International Business Machines Corp.	5,980	$975,159

		$1,540,545

Construction - 0.6%
Pulte Homes, Inc. (a)	10,050	$74,370
Sherwin-Williams Co.	3,380	283,886
Stanley Black & Decker, Inc.	3,373	258,372

		$616,628

Consumer Products - 1.0%
Avon Products, Inc.	7,920	$214,157
Procter & Gamble Co.	11,003	677,785
Reckitt Benckiser Group PLC	2,748	141,155

		$1,033,097

Electrical Equipment - 1.0%
Danaher Corp.	18,910	$981,429

Electronics - 0.6%
Intel Corp.	19,100	$385,247
Microchip Technology, Inc.	4,250	161,543

		$546,790

Energy - Independent - 3.3%
Anadarko Petroleum Corp.	2,870	$235,110
Apache Corp.	10,580	1,385,134
EOG Resources, Inc.	4,160	493,002
Noble Energy, Inc.	3,430	331,510
Occidental Petroleum Corp.	5,830	609,177
Southwestern Energy Co. (a)	4,360	187,349

		$3,241,282

Energy - Integrated - 3.9%
Chevron Corp.	11,775	$1,264,988
Exxon Mobil Corp.	22,152	1,863,648
Hess Corp.	8,040	685,088
QEP Resources, Inc.	2,790	113,107

		$3,926,831

Engineering - Construction - 0.3%
Fluor Corp.	4,390	$323,367

Food & Beverages - 2.5%
General Mills, Inc.	11,880	$434,214
Groupe Danone	2,519	164,556
J.M. Smucker Co.	1,938	138,354
Kellogg Co.	4,320	233,194
Nestle S.A.	14,456	828,643
PepsiCo, Inc.	11,310	728,477

		$2,527,438

Food & Drug Stores - 0.9%
CVS Caremark Corp.	12,834	$440,463
Kroger Co.	6,410	153,648
Walgreen Co.	6,530	262,114

		$856,225

General Merchandise - 1.1%
Kohl’s Corp.	7,580	$402,043

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Target Corp.	13,600	$680,136

		$1,082,179

Health Maintenance Organizations - 0.1%
WellPoint, Inc.	1,110	$77,467

Insurance - 4.2%
ACE Ltd.	7,750	$501,425
Allstate Corp.	1,350	42,903
Aon Corp.	9,910	524,834
Chubb Corp.	3,290	201,710
MetLife, Inc.	27,410	1,226,049
Prudential Financial, Inc.	14,610	899,684
Travelers Cos., Inc.	13,600	808,928

		$4,205,533

Leisure & Toys - 0.3%
Hasbro, Inc.	6,610	$309,612

Machinery & Tools - 0.5%
Eaton Corp.	8,870	$491,753

Major Banks - 8.3%
Bank of America Corp.	72,450	$965,759
Bank of New York Mellon Corp.	45,024	1,344,867
Goldman Sachs Group, Inc.	9,310	1,475,356
JPMorgan Chase & Co.	48,572	2,239,169
PNC Financial Services Group, Inc.	6,550	412,585
State Street Corp.	14,350	644,889
SunTrust Banks, Inc.	3,410	98,344
Wells Fargo & Co.	34,830	1,104,111

		$8,285,080

Medical & Health Technology & Services - 0.3%
AmerisourceBergen Corp.	4,210	$166,548
Quest Diagnostics, Inc.	2,930	169,120

		$335,668

Medical Equipment - 2.3%
Becton, Dickinson & Co.	6,300	$501,606
Covidien PLC	5,190	269,569
Medtronic, Inc.	15,590	613,467
St. Jude Medical, Inc.	10,580	542,331
Thermo Fisher Scientific, Inc. (a)	6,960	386,628

		$2,313,601

Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	1,480	$145,454

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc. (a)	2,880	$85,363
Williams Cos., Inc.	9,770	304,629

		$389,992

Network & Telecom - 0.4%
Cisco Systems, Inc.	23,970	$411,086

Oil Services - 0.4%
Schlumberger Ltd.	1,800	$167,868
Transocean, Inc. (a)	2,960	230,732

		$398,600

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - 0.8%
MasterCard, Inc., “A”	1,030	$259,272
TCF Financial Corp.	7,550	119,743
Visa, Inc., “A”	3,030	223,069
Zions Bancorporation	6,720	154,963

		$757,047

Pharmaceuticals - 3.8%
Abbott Laboratories	19,540	$958,437
Bayer AG	1,880	145,579
GlaxoSmithKline PLC	5,938	113,309
Johnson & Johnson	20,590	1,219,958
Merck & Co., Inc.	3,580	118,176
Pfizer, Inc.	56,097	1,139,330
Roche Holding AG	932	133,128

		$3,827,917

Railroad & Shipping - 0.3%
Canadian National Railway Co.	2,160	$162,583
CSX Corp.	1,640	128,904
Huntington Ingalls Industries, Inc. (a)	963	39,965

		$331,452

Restaurants - 0.4%
McDonald’s Corp.	4,590	$349,253

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	6,870	$619,537
Airgas, Inc.	930	61,771

		$681,308

Specialty Stores - 0.4%
Advance Auto Parts, Inc.	2,080	$136,490
Staples, Inc.	14,320	278,094

		$414,584

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	272,773	$772,333

Telephone Services - 1.5%
AT&T, Inc.	42,554	$1,302,152
CenturyLink, Inc.	4,135	171,809

		$1,473,961

Tobacco - 2.3%
Altria Group, Inc.	7,590	$197,568
Philip Morris International, Inc.	26,450	1,735,914
Reynolds American, Inc.	9,070	322,257

		$2,255,739

Trucking - 0.2%
United Parcel Service, Inc., “B”	3,010	$223,703

Utilities - Electric Power - 2.0%
American Electric Power Co., Inc.	5,610	$197,135
Dominion Resources, Inc.	3,204	143,219
Entergy Corp.	3,280	220,449
NextEra Energy, Inc.	2,820	155,438
NRG Energy, Inc. (a)	6,950	149,703
PG&E Corp.	9,060	400,271
PPL Corp.	12,520	316,756

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
Public Service Enterprise Group, Inc.	12,680	$399,547

		$1,982,518

Total Common Stocks		$60,294,434

BONDS - 38.1%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018 $	45,000	$64,071

Asset-Backed & Securitized - 2.5%
Anthracite Ltd., “A”, CDO, FRN, 0.702%, 2017 (z)	$112,137	$108,773
Banc of America Commercial Mortgage, Inc., FRN, 5.742%, 2051	210,000	226,958
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040 (z)	183,366	102,964
BlackRock Capital Finance LP, 7.75%, 2026 (n)	29,785	3,872
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049	142,000	153,641
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	237,638	249,777
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	152,515	158,487
Crest G-Star, CDO, FRN, 0.78%, 2016	64,070	63,590
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	82,871	51,363
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	157,792
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	103,833
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.22%, 2041	39,903	42,651
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.863%, 2045	110,000	120,871
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	200,000	214,203
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	84,000	40,186
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.828%, 2050	28,792	30,063
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2050	152,515	159,360
Morgan Stanley Capital I, Inc., FRN, 0.598%, 2030 (i)(n)	981,544	25,253
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	57,828	58,286
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	129,000	47,048
Spirit Master Funding LLC, 5.05%, 2023 (z)	143,795	125,028

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Structured Asset Securities Corp., FRN, 4.67%, 2035	$16,961	$16,945
Wachovia Bank Commercial Mortgage Trust, FRN, 5.899%, 2051	245,000	262,352

		$2,523,296

Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$50,000	$50,830

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$99,000	$120,709

Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$115,000	$122,066
DIRECTV Holdings LLC, 4.6%, 2021	110,000	107,236
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	134,560

		$363,862

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$211,000	$219,969

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$165,000	$169,851

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$110,279

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$146,484

Emerging Market Quasi-Sovereign - 0.1%
Petrobras International Finance Co., 6.75%, 2041	$23,000	$23,695
Petroleos Mexicanos, 8%, 2019	66,000	79,266

		$102,961

Emerging Market Sovereign - 0.2%
Russian Federation, 3.625%, 2015 (z)	$200,000	$202,250

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$120,000	$119,845

Energy - Integrated - 0.5%
BP Capital Markets PLC, 4.5%, 2020	$25,000	$24,809
BP Capital Markets PLC, 4.742%, 2021	110,000	110,205
Hess Corp., 8.125%, 2019	20,000	25,107
Husky Energy, Inc., 5.9%, 2014	69,000	76,424
Husky Energy, Inc., 7.25%, 2019	71,000	84,050
Petro-Canada, 6.05%, 2018	148,000	166,571

		$487,166

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Financial Institutions - 0.1%
General Electric Capital Corp., 4.625%, 2021	$100,000	$98,482

Food & Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$110,000	$147,033
Miller Brewing Co., 5.5%, 2013 (n)	126,000	136,939

		$283,972

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$123,900

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$100,000	$105,964

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$133,000	$123,025
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	106,716
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	43,352
Prudential Financial, Inc., 6.625%, 2040	30,000	33,053

		$306,146

Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$200,000	$210,500

International Market Quasi-Sovereign - 0.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$110,000	$113,913
ING Bank N.V., 3.9%, 2014 (n)	110,000	116,617
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	100,000	87,500
KFW International Finance, Inc., 4.875%, 2019	120,000	132,649
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	200,000	204,422
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	107,000	112,357

		$767,458

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$90,000	$99,606

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$95,341

Major Banks - 1.5%
Bank of America Corp., 7.375%, 2014	$40,000	$45,173
Bank of America Corp., 5.49%, 2019	100,000	100,631
Bank of America Corp., 7.625%, 2019	60,000	69,492

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	$100,000	$96,000
Commonwealth Bank of Australia, 5%, 2019 (n)	60,000	61,958
Credit Suisse New York, 5.5%, 2014	120,000	131,533
Goldman Sachs Group, Inc., 5.625%, 2017	101,000	106,435
JPMorgan Chase & Co., 6.3%, 2019	100,000	110,689
JPMorgan Chase Capital XXII, 6.45%, 2037	47,000	47,301
JPMorgan Chase Capital XXVII, 7%, 2039	13,000	13,395
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	107,722
Morgan Stanley, 5.75%, 2016	100,000	107,068
Morgan Stanley, 6.625%, 2018	140,000	153,876
PNC Funding Corp., 5.625%, 2017	90,000	97,623
Royal Bank of Scotland PLC, 6.125%, 2021	100,000	102,807
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	96,318
Wachovia Corp., 5.25%, 2014	81,000	86,627

		$1,534,648

Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 2019	$100,000	$111,784
Hospira, Inc., 6.05%, 2017	93,000	103,062

		$214,846

Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$55,000	$58,259
ArcelorMittal, 5.25%, 2020	90,000	88,021

		$146,280

Mortgage-Backed - 12.7%
Fannie Mae, 4.01%, 2013	$17,442	$18,142
Fannie Mae, 4.562%, 2014	82,931	87,832
Fannie Mae, 4.63%, 2014	43,390	45,936
Fannie Mae, 4.841%, 2014	55,570	59,124
Fannie Mae, 4.56%, 2015	36,279	38,555
Fannie Mae, 4.78%, 2015	36,499	39,061
Fannie Mae, 4.921%, 2015	89,856	96,674
Fannie Mae, 5.09%, 2016	40,000	42,956
Fannie Mae, 5.5%, 2016 - 2038	2,313,605	2,492,940
Fannie Mae, 5.725%, 2016	23,193	25,208
Fannie Mae, 4.989%, 2017	79,584	86,146
Fannie Mae, 5.05%, 2017	38,403	41,234
Fannie Mae, 6%, 2017 - 2037	1,292,443	1,420,725
Fannie Mae, 4.5%, 2018 - 2041	421,036	434,068
Fannie Mae, 5%, 2018 - 2040	1,340,431	1,415,330
Fannie Mae, 6.5%, 2031 - 2037	398,069	449,926
Fannie Mae, 7.5%, 2031	13,904	16,150
Freddie Mac, 6%, 2016 - 2037	584,293	641,326
Freddie Mac, 3.882%, 2017	23,811	24,237
Freddie Mac, 4.5%, 2018 - 2039	810,591	840,036
Freddie Mac, 5%, 2018 - 2039	774,986	814,989
Freddie Mac, 5.085%, 2019	106,000	110,575
Freddie Mac, 3.808%, 2020	86,000	84,060
Freddie Mac, 5.5%, 2021 - 2034	455,567	491,046
Freddie Mac, 4%, 2024	184,805	190,262

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Freddie Mac, 6.5%, 2034 - 2037	185,683	$209,312
Freddie Mac, 4%, 2041	552,895	543,667
Ginnie Mae, 4.5%, 2033 - 2040	432,076	448,181
Ginnie Mae, 5%, 2033 - 2039	548,493	583,142
Ginnie Mae, 5.5%, 2033 - 2035	260,355	283,735
Ginnie Mae, 6%, 2033 - 2038	267,692	296,156
Ginnie Mae, 4%, 2041	283,927	284,386

		$12,655,117

Natural Gas - Pipeline - 0.2%
Enterprise Products Operating LLC, 6.5%, 2019	$76,000	$86,380
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	82,605
Spectra Energy Capital LLC, 8%, 2019	53,000	64,442

		$233,427

Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$100,000	$104,224
Telecom Italia Capital, 5.25%, 2013	60,000	63,357
Verizon New York, Inc., 6.875%, 2012	196,000	207,493

		$375,074

Other Banks & Diversified Financials - 1.3%
American Express Co., 5.5%, 2016	$96,000	$104,653
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	100,000	96,658
Capital One Financial Corp., 6.15%, 2016	130,000	142,358
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	118,000	132,381
HSBC Holdings PLC, 5.1%, 2021	57,000	57,292
Lloyds TSB Bank PLC, 4.875%, 2016	90,000	92,801
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	96,635
Svenska Handelsbanken AB, 4.875%, 2014 (n)	120,000	128,654
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	187,625
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	220,598

		$1,259,655

Pharmaceuticals - 0.2%
Pfizer, Inc., 7.2%, 2039	$50,000	$61,892
Roche Holdings, Inc., 6%, 2019 (n)	160,000	181,355

		$243,247

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$45,061
HCP, Inc., REIT, 5.375%, 2021	62,000	62,613
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	193,364

Issuer	Shares/Par	Value ($)
BONDS - continued
Real Estate - continued
WEA Finance LLC, REIT, 6.75%, 2019 (n)	$31,000	$35,570

		$336,608

Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$93,000	$92,741
Limited Brands, Inc., 5.25%, 2014	36,000	37,440
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	189,647

		$319,828

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$80,000	$82,917

Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 4.883%, 2020 (n)	$20,000	$20,013
Crown Castle Towers LLC, 6.113%, 2040 (n)	105,000	113,805
Rogers Communications, Inc., 6.8%, 2018	132,000	154,312

		$288,130

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$98,000	$106,774

U.S. Government Agencies and Equivalents - 0.7%
Aid-Egypt, 4.45%, 2015	$152,000	$165,461
Small Business Administration, 4.35%, 2023	23,473	24,497
Small Business Administration, 4.77%, 2024	63,651	67,187
Small Business Administration, 5.18%, 2024	103,629	110,047
Small Business Administration, 5.52%, 2024	150,509	160,509
Small Business Administration, 4.99%, 2024	84,534	89,635
Small Business Administration, 4.95%, 2025	58,514	62,001

		$679,337

U.S. Treasury Obligations - 11.9%
U.S. Treasury Bonds, 2%, 2013	$197,000	$201,571
U.S. Treasury Bonds, 8.5%, 2020	50,000	70,582
U.S. Treasury Bonds, 8%, 2021	37,000	51,673
U.S. Treasury Bonds, 6%, 2026	125,000	152,188
U.S. Treasury Bonds, 6.75%, 2026	32,000	41,825
U.S. Treasury Bonds, 5.25%, 2029	749,000	843,561
U.S. Treasury Bonds, 5.375%, 2031	79,000	90,344
U.S. Treasury Bonds, 4.5%, 2036	94,000	94,911
U.S. Treasury Bonds, 5%, 2037	440,000	478,087
U.S. Treasury Bonds, 4.5%, 2039	964,000	963,699
U.S. Treasury Notes, 1.375%, 2012	459,000	464,630

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1.375%, 2013	$733,000	$741,676
U.S. Treasury Notes, 3.875%, 2013	281,000	297,684
U.S. Treasury Notes, 1.375%, 2013	1,884,000	1,905,854
U.S. Treasury Notes, 3.5%, 2013	420,000	444,052
U.S. Treasury Notes, 3.125%, 2013	57,000	59,957
U.S. Treasury Notes, 2.75%, 2013	138,000	143,984
U.S. Treasury Notes, 1.5%, 2013	280,000	282,647
U.S. Treasury Notes, 1.875%, 2014	1,630,000	1,658,144
U.S. Treasury Notes, 4.75%, 2014	150,000	165,973
U.S. Treasury Notes, 2.625%, 2016	68,000	69,381
U.S. Treasury Notes, 4.75%, 2017	146,000	163,657
U.S. Treasury Notes, 3.75%, 2018	1,293,000	1,358,458
U.S. Treasury Notes, 2.75%, 2019	405,500	396,218
U.S. Treasury Notes, TIPS, 1.25%, 2020	747,252	771,713

		$11,912,469

Utilities - Electric Power - 0.8%
Bruce Mansfield Unit, 6.85%, 2034	$206,032	$216,200
MidAmerican Funding LLC, 6.927%, 2029	54,000	60,642

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
Oncor Electric Delivery Co., 7%, 2022	$76,000	$87,413
PSEG Power LLC, 6.95%, 2012	111,000	118,334
PSEG Power LLC, 5.32%, 2016	91,000	98,063
System Energy Resources, Inc., 5.129%, 2014 (z)	32,201	33,006
Waterford 3 Funding Corp., 8.09%, 2017	217,059	217,361

		$831,019

Total Bonds		$37,992,318

CONVERTIBLE PREFERRED STOCKS - 0.3%
Automotive - 0.1%
General Motors Co., 4.75%	3,100	$149,420

Energy - Independent - 0.1%
Apache Corp., 6%	880	$62,357

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	960	$51,110

Total Convertible Preferred Stocks		$262,887

MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	1,409,703	$1,409,703

Total Investments		$99,959,342

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(159,321)

NET ASSETS - 100.0%		$99,800,021

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,543,280 representing 2.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.702%, 2017	3/19/10	$104,848	$108,773
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040	3/01/06	183,366	102,964
Russian Federation, 3.625%, 2015	4/22/10	199,130	202,250
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	142,441	125,028
System Energy Resources, Inc., 5.129%, 2014	4/16/04	32,201	33,006

Total Restricted Securities			$572,021
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

Total Return Variable Account

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Total Return Variable Account

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable account’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the variable account’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the variable account’s assets or liabilities:

Total Return Variable Account

Supplemental Information (Unaudited) 3/31/11 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$60,557,321	$—	$—	$60,557,321
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	12,655,877	—	12,655,877
Non-U.S. Sovereign Debt	—	1,155,586	—	1,155,586
Corporate Bonds	—	6,421,095	—	6,421,095
Residential Mortgage-Backed Securities	—	12,832,633	—	12,832,633
Commercial Mortgage-Backed Securities	—	2,070,453	—	2,070,453
Asset-Backed Securities (including CDOs)	—	275,327	—	275,327
Foreign Bonds	—	2,581,347	—	2,581,347
Mutual Funds	1,409,703	—	—	1,409,703

Total Investments	$61,967,024	$37,992,318	$—	$99,959,342

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,598,744	3,986,047	(4,175,088)	1,409,703

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$450	$1,409,703

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: May 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2011

*	Print name and title of each signing officer under his or her signature.